CONSOLIDATED STATEMENTS OF CASH FLOW - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
OPERATING ACTIVITIES
Net income (loss) for the year	R$ 14,106,381	R$ 23,394,887	R$ 8,635,532
Adjustment to
Depreciation, depletion and amortization	6,999,839	7,206,125	6,879,132
Depreciation of right of use	321,271	231,966	203,670
Sublease of ships		(11,314)	(44,706)
Interest expense on lease liabilities	441,596	433,613	427,934
Result from sale and disposal of property, plant and equipment and biological assets, net	331,285	509	(412,612)
Income (expense) from associates and joint ventures	19,379	(284,368)	(51,912)
Exchange rate and monetary variations, net	(3,087,727)	(3,294,593)	3,800,827
Interest expenses on financing, loans and debentures, net	4,797,094	4,007,737	3,207,278
Expenses with early settlements premium			260,289
Capitalized loan cost	(1,160,364)	(359,407)	(18,624)
Accrual of interest on marketable securities	(1,352,522)	(707,211)	(178,320)
Amortization of transaction costs	67,353	69,881	107,239
Derivative losses, net	(5,526,714)	(6,761,567)	1,597,662
Result on fair value adjustment of biological assets	(1,989,831)	(1,199,759)	(763,091)
Deferred income tax and social contribution	3,495,443	4,749,798	(94,690)
Interest on actuarial liabilities	69,231	59,258	55,849
Provision for judicial liabilities, net	139,934	88,198	65,318
(Reversal of) provision for allowance for doubtful accounts, net	35,202	1,652	(637)
Provision for inventory losses, net	31,419	56,060	73,574
Provision (reversal) for loss of ICMS credits, net	348,628	58,003	(99,183)
Tax credits	15,108	1,324	(441,880)
Other	51,830	2,794	26,449
Decrease (increase) in assets
Trade accounts receivables	2,155,448	(3,267,356)	(3,393,787)
Inventories	(48,673)	(967,995)	(654,757)
Recoverable taxes	(666,681)	(381,408)	186,013
Other assets	328,800	(95,382)	(72,760)
Increase (decrease) in liabilities
Trade accounts payables	463,003	1,533,118	1,363,478
Taxes payable	329,556	422,591	271,700
Payroll and charges	73,096	83,742	97,792
Other liabilities	(277,538)	(9,007)	(191,976)
Cash provided by operations	20,510,846	25,061,889	20,840,801
Payment of interest with financing, loans and debentures	(4,728,998)	(4,019,072)	(2,953,573)
Finance costs paid, classified as operating activities	1,160,364	359,407	18,624
Payment of early settlement premiums			(260,289)
Interest received from marketable securities	681,268	544,849	98,110
Payment of income taxes	(308,002)	(306,453)	(106,180)
Cash provided by operating activities	17,315,478	21,640,620	17,637,493
INVESTING ACTIVITIES
Additions to property, plant and equipment	(11,674,183)	(9,791,238)	(2,150,584)
Additions to intangible	(104,931)	(90,499)	(285,278)
Additions to biological assets	(5,777,952)	(4,957,380)	(3,807,608)
Proceeds from sale of property, plant and equipment	183,576	251,183	1,411,251
Capital increase in subsidiaries and affiliates	(48,462)	(67,020)	(51,816)
Marketable securities, net	(5,296,370)	67,426	(5,216,921)
Advances for acquisition (receipt) of wood from operations with development and partnerships	(690,908)	(355,362)	(257,672)
Dividends received	44,789	6,604	6,453
Asset acquisition	(1,615,140)	(2,090,062)
Acquisition of subsidiaries	(1,060,718)
Cash and cash equivalents from asset acquisitions	5,002	10,590
Acquisition of non-controlling interests			(6,516)
Cash used in investing activities	(26,035,297)	(17,015,758)	(10,358,691)
FINANCING ACTIVITIES
Proceeds from loans, financing and debentures	10,944,794	1,335,715	16,991,962
Payment of derivative transactions	3,559,286	282,225	(1,921,253)
Payment of loans, financing and debentures	(4,296,447)	(2,517,934)	(15,469,423)
Payment of leases	(1,218,399)	(1,044,119)	(1,012,137)
Payment of dividends	(192,532)	(4,150,782)	(9,683)
Liabilities for assets acquisitions and associates	(116,924)	(107,888)	(153,357)
Shares repurchased	(880,914)	(1,904,424)
Cash provided (used) by financing activities	7,798,864	(8,107,207)	(1,573,891)
EXCHANGE VARIATION ON CASH AND CASH EQUIVALENTS	(239,125)	(602,480)	1,050,808
Increase (decrease) in cash and cash equivalents, net	(1,160,080)	(4,084,825)	6,755,719
At the beginning of the year	9,505,951	13,590,776	6,835,057
At the end of the year	R$ 8,345,871	R$ 9,505,951	R$ 13,590,776